Note 11 - Subsequent Event (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended
	May 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 14, 2017
Proceeds from Issuance of Common Stock			$ 50,505
Shares Issued, Price Per Share				$ 20
Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	739,095
Proceeds from Issuance of Common Stock	$ 20,000
Shares Issued, Price Per Share	$ 27.06